Equity	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity
24.	EQUITY

a.	Share capital

Ordinary shares

	December 31
	2020	2021

Numbers of shares authorized (in thousands)	5,500,000	5,500,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,351,592	4,408,650

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Share capital authorized	$55,000,000	$55,000,000	$1,982,696

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$144,196

American Depositary Receipts
The Company’s ADS represents 2 ordinary shares of the Company. As of December 31, 2020 and 2021, 107,964 thousand and 157,164 thousand ADSs were outstanding and represented 215,927 thousand and 314,328 thousand ordinary shares of the Company, respectively.
b.	Capital surplus

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$13,548,426	$16,049,286	$578,561
Merger by share exchange	117,693,658	117,693,658	4,242,742
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987	3,240,987	116,835
Exercised employee share options	1,617,254	2,362,951	85,182
Treasury share transactions	510,449	816,186	29,422
Expired share options (Note 28)	645,903	645,903	23,284

	137,256,677	140,808,971	5,076,026

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	1,451	1,451	52
Share of changes in capital surplus of associates	41,239	10,706	386
Dividends that the claim period has elapsed and unclaimed by shareholders	3,550	5,183	187

	46,240	17,340	625

May not be used for any purpose

Employee share options	1,894,952	1,442,132	51,988
Employee restricted stock awards	—	1,193,782	43,034
Others (3)	569,681	230,943	8,326

	2,464,633	2,866,857	103,348

	$139,767,550	$143,693,168	$5,179,999

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

c.	Retained earnings and dividend policy
The Articles of Incorporation of the Company (the “Articles”) provides that annual net income shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

4)
If annual net income remains, a proposal for the distribution of such amount together with a part or all of the accumulated undistributed profits from
previous years shall be prepared by the board of directors and submit to the shareholders’ meeting for resolution. However, the distributable dividends may be paid in cash after a resolution has been adopted by a majority vote at a meeting of the board of directors attended by two-thirds
of the total number of directors; and in addition thereto a report of such distribution shall be submitted to the shareholders’ meeting.

For the policies on the distribution of employees’ compensation and remuneration of directors, refer to employees’ compensation and remuneration of directors in Note 25(g).
The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in shares. A distribution plan is also to be made by the board of directors and passed for resolution in the shareholders’ meeting.
Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.
Items referred to under Rule No. 1090150022 issued by
the Financial Supervisory Commission R.O.C.
and in the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRSs” should be appropriated to or reversed from a special reserve by the Company.
The appropriation of earnings for 2019 and 2020 resolved
in
the Company’s annual shareholders’ meetings in June 2020 and August 2021, respectively
,
were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2019	For Year 2020	For Year 2019	For Year 2020
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$1,697,489	$2,398,814
Special reserve (reverse)	3,944,915	(1,278,670)
Cash dividends	8,668,331	18,389,856	$2.0	$4.2

	$14,310,735	$19,510,000

d.	Others equity items

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(5,888,574)	$(10,762,684)	$(11,641,939)	$(419,681)
Recognized for the year
Exchange differences a ri si ng on translating foreign operations	(4,788,135)	(1,173,204)	(3,203,730)	(115,491)
Share from associates and joint venture accounted for using the equity method	(85,975)	101,038	21,307	768
Reclassification
Disposal of associates and joint venture accounted for using the equity method	—	29,971	—	—
Disposal of foreign operations	—	162,940	(569,284)	(20,522)

Balance at December 31	$(10,762,684)	$(11,641,939)	$(15,393,646)	$(554,926)

2)	Unr e alized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(1,015,107)	$(203,098)	$2,027,902	$73,104
Unrealized gain (loss) recognized during the year
Debt instruments	(2,052)	(2,136)	63,722	2,297
Equity instruments	(283,472)	(405,020)	(8,671)	(313)
Share from associates and joint venture accounted for using the equity method	1,501,689	2,655,570	3,599,703	129,766
Realized gain (loss) recognized during the year
Disposal of associates and joint venture accounted for using the equity method	—	1,094	—	—
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	—	16,383	33,258	1,199
Cumulative unrealized loss transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(404,156)	(34,891)	(1,525,553)	(54,995)

Balance at December 31	$(203,098)	$2,027,902	$4,190,361	$151,058

3)	Gain (loss) on hedging instruments - hedges of net investments of foreign operations

	For the Year Ended December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Balance at January 1	$—	$(429,265)	$(15,475)
Recognized during the year
Foreign currency risk – loans denominated in foreign currency	(429,265)	551,098	19,867

Balance at December 31	$(429,265)	$121,833	$4,392

(Concluded)

4)	Unearned employee compensation
In August 2021, the shareholders’ meeting resolved to issue restricted stock awards for employees
.
R
efer to Note 28

for the information.

	For the Year Ended December 31, 2021
	NT$	US$ (Note 4)
Balance at January 1	$—	$—
Issuance of employee restricted stock awards	(1,343,782)	(48,442)
Share-based payment expenses	178,791	6,446

Balance at December 31	$(1,164,991)	$(41,996)

e.	Treasury shares (in thousand shares)

Purpose of Repurchase	Shares repurchased for cancellation	Shares held by subsidiaries	Total
Balance at December 31, 2020	—	72,941	72,941

Balance at January 1, 2021	—	72,941	72,941
Addition	53,067	—	53,067

Balance at December 31, 2021	53,067	72,941	126,008

In
order to maintain the Company’s credit and shareholders’ rights and interests, the

board of directors resolved
in
November 202
1

to repurchase up to 55,000 thousand of the Company’s ordinary shares for cancellation
at prices between NT$90 (US$3) to NT$150 (US$5) per share during November 8, 2021 to January 7, 2022
.
I
f the Company’s shares price falls below NT$90 (US$3), the Company will continuous to execute
 th
e

repurchase. As of December 31, 2021, the Company
early
completed
the
repurchase

of
 55,000 thousand shares, of which 53,067 thousand shares
were bought back before December 31, 2021 at an average price of NT$104.2 (US$ 3.8) while the remaining
1,933

thousand shares were bought back during January 2022 at an average price of NT$106.4 (US$3.8). In February 2022, the Company’s board of directors resolved that February 25, 2022 was the record date for capital reduction and completed the cancellation of those repurchased ordinary shares.
The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2020

ASE Test	44,100	$1,380,721		$3,585,349
J&R Holding	23,352	381,709		1,898,508
ASE Test, Inc.	5,489	196,677		446,287

	72,941	$1,959,107		$5,930,144

December 31, 2021

ASE Test	44,100	$1,380,721	$49,774	$4,696,675	$169,311
J&R Holding	23,352	381,709	13,760	2,486,975	89,653
ASE Test, Inc.	5,489	196,677	7,090	584,620	21,075

	72,941	$1,959,107	$70,624	$7,768,270	$280,039

Fair value (Level 1) of the Company’s shares held by subsidiaries is based on the closing price from an available published price quotation.

Under the Securities and Exchange Act in the R.O.C., the Company shall neither pledge treasury shares nor exercise shareholders’ rights on these shares, such as the rights to dividends and voting. The subsidiaries holding the aforementioned treasury shares are bestowed shareholders’ rights except the rights to participate in any share issuance for cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2019	2020 (retrospectively adjusted)	2021
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1 (retrospectively adjusted)	$17,639,487	$13,374,912	$15,622,009	$563,158
Share of profit for the year	1,207,974	1,681,320	2,099,830	75,697
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(414,010)	178,480	(321,551)	(11,592)
Unrealized gain (loss) on equity instruments at FVTOCI	(10,773)	1,321	50,679	1,827
Gain (loss) from hedging	—	(145,559)	187,502	6,759
Remeasurement on defined benefit plans	(7,422)	(9,075)	1,497	54
Share of other comprehensive income from associates accounted for using the equity method	—	—	7,902	285
Non-controlling interests arising from acquisition or disposal of subsidiaries (Note 29)	666,651	298	—	—
Acquisition of non-controlling interests in subsidiaries (Note 31)	(5,084,785)	(116,738)	—	—
Issuance of ordinary shares by subsidiaries (Note 29)	83,044	1,711,453	—	—
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 31)	(2,017,319)	(2,299,533)	(2,748,521)	(99,081)
Equity component of convertible bonds issued by subsidiaries	—	—	393,199	14,174
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	1,672,310	1,591,904	314,398	11,334
Cash dividends d ist ri buted to non-controlling interests	(360,245)	(346,774)	(1,062,529)	(38,303)

Balance at December 31	$13,374,912	$15,622,009	$14,544,415	$524,312